OFFICE AND MISCELLANEOUS	12 Months Ended
Dec. 31, 2022
OFFICE AND MISCELLANEOUS

19.	OFFICE AND MISCELLANEOUS

	For the years ended December 31,
	2022	2021
Advertising, Marketing, and Investor Relations	$4,431,818	$5,165,791
Compliance fees	152,826	432,874
Contract Work	441,798	300,975
Other	371,519	556,358
	$5,397,961	$6,455,998